SHARE OPTIONS	12 Months Ended
Dec. 31, 2015
SHARE OPTIONS
SHARE OPTIONS

10.SHARE OPTIONS

On October 27, 2008, the Company adopted the 2008 Share Incentive Option Plan (“2008 Plan”) for the granting of share options to employees to reward them for services provided to the Company and to provide incentives for future services. Pursuant to the 2008 Plan, total shares that the 2008 Plan was authorized to grant were 4,444,444 shares. In May 2014, the Company authorized the issuance of an additional 6,900,000 ordinary shares to support the Company’s business expansion and recruiting plans. The majority of the options will vest over four years where 25% of the options will vest at the end of the first year after the grant date through the fourth year. The share options expire 10 years from the date of grant.

In 2013, the Company granted 307,250 share options under the 2008 Plan to employees at exercise price of $4.75 per share. These share options vest over a period ranged from three to four years.

In 2014, the Company granted 1,797,300 share options under the 2008 Plan to employees at exercise prices ranged from $1.84 to $3.26 per share. These share options vest over a period ranged from three to four years.

In 2015, the Company granted 546,400 share options under the 2008 Plan to employees at exercise prices at $2.25 per share. These share options vest over a period from three months to four years.

In May 2015, the Company cancelled 139,000 share options that were granted to certain employees under the Company’s 2008 share incentive plans and replaced with grants of 139,000  nonvested shares (the “modification”) with the same service condition. The weighted average exercise price before and after the modification are $4.62, respectively. Incremental compensation costs relating to this modification is approximately $210. The Company recognize $90 of incremental compensation cost on the date of modification relating to the vested awards.  The remaining incremental compensation costs of $120 is to be recognized over the remaining service period (for unvested awards), which ranges from 3-months to 2-years.

The fair value of each option granted was estimated on the date of grant or modification using binomial option pricing model with the following assumptions during the applicable periods:

	2014	2015

Risk-free interest rate	3.75%-4.05%	3.59%
Exercise multiple	2.2-2.8	2.2
Expected volatility	57.09%-63.88%	61.2%
Expected dividend yield	0%	0%
Fair value of ordinary shares	$2.53-$3.26	$ 1.28

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the contractual term of the options.

(2)	Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(5)	Fair value of underlying ordinary shares

Before the Company’s IPO, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation. When estimating the fair value of the ordinary shares on the grant dates, management has considered a number of factors, including the result of the third-party appraisals prepared by independent valuation firms, and equity transactions of the Company.

After the Company’s IPO, the fair value of the underlying ordinary shares is determined based on the closing market price of the ADS of the Company as of the grant date.

A summary of the stock option activity under the 2008 Plan as of December 31, 2015, and changes during the year then ended is presented below:

		Weighted average
		exercise price
	Options granted	per option

Outstanding at January 1, 2015	2,506,300	$2.35
Granted	546,400	$2.25
Exercised	(175,950)	$2.31
Cancelled	(139,000)	$4.62
Forfeited	(1,363,700)	$2.47

Outstanding at December 31, 2015	1,374,050	$1.98

The following table summarizes information regarding the share options granted as of December 31, 2015:

	As of December 31, 2015
			Weighted-
		Weighted-	average remaining
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value

Options
Outstanding	1,374,050	$1.98	7.49	$291
Exercisable	755,550	$1.66	7.49	$291
Expected to vest	494,800	$2.37	9.18	$—

The total intrinsic value of options exercised during the years ended December 31, 2013, 2014 and 2015 were $1,235, $119, and $253 respectively.

The weighted average grant date fair value of options granted during the years ended December 31, 2013, 2014 and 2015 was $2.45, $1.42 and $1.28, respectively.

For the years ended December 31, 2013,2014 and 2015, the Group recorded share-based compensation expense of $280, $291 and $5 related to the options under the 2008 Plan, respectively. As of December 31, 2015, there was $1,071 of unrecognized compensation cost related to the options, which is expected to be recognized over a weighted-average period of 2.98 years.